Statements Of Financial Highlights		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Limited Partners [Member]
Ratios to average capital:
Net investment income (loss)		(2.94%)	(1.63%)
Total expenses		3.95%	3.86%
Profit share allocation	[1]	0.00%	1.22%
Total expenses and profit share allocation		3.95%	5.08%
Total return before profit share allocation		(11.13%)	6.21%
Less: profit share allocation	[1]	0.00%	1.22%
Total return after profit share allocation		(11.13%)	4.99%
Special Limited Partners [Member]
Ratios to average capital:
Net investment income (loss)		(0.06%)	1.25%
Total expenses		1.03%	0.96%
Profit share allocation	[1]	0.00%	0.00%
Total expenses and profit share allocation		1.03%	0.96%
Total return before profit share allocation		(8.50%)	9.31%
Less: profit share allocation	[1]	0.00%	0.00%
Total return after profit share allocation		(8.50%)	9.31%

[1]	In instances of 0.00%, value is less than 0.01% when rounded to two decimal places